INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income tax expense (benefit) consists of:
U.S. federal	$ 0	$ 0
State	(2)	(2)
Foreign	114	389
Total Income tax expense (benefit)	112	387
Deferred tax expense (benefit) - U.S. federal	0	0
Income tax (expense) benefit	$ 112	$ 387